Segment Information (Schedule of Segment Asset Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	$ 890	$ 853	$ 951
Depreciation and amortization	$ 2,824	$ 3,621	4,219
Elimination of receivables from intersegments			4
Goodwill			392
Consolidated Identifiable assets	$ 96,439	$ 100,636	112,565
Intersegment Eliminations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Elimination of receivables from intersegments			4
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	$ 73,829	$ 74,328	80,804
Capital expenditures	550	200	670
Depreciation and amortization	2,384	3,181	3,677
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	22,610	25,911	30,760
Capital expenditures	340	648	281
Depreciation and amortization	$ 415	399	537
Metallic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets		397	$ 605
Capital expenditures		5
Depreciation and amortization	$ 25	41	$ 5
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	96,439	100,636	112,169
Capital expenditures	890	853	951
Depreciation and amortization	$ 2,824	$ 3,621	$ 4,219